Schedule of Investments (unaudited)	iShares® MSCI USA Momentum Factor ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.4%
Howmet Aerospace Inc.	831,636	$24,691,273
Textron Inc.	587,306	43,372,548
		68,063,821
Air Freight & Logistics — 1.8%
United Parcel Service Inc., Class B	1,401,854	299,253,773
Automobiles — 9.3%
General Motors Co.(a)	2,920,856	158,982,192
Tesla Inc.(a)	1,280,516	1,426,494,824
		1,585,477,016
Banks — 14.3%
Bank of America Corp.	15,549,479	742,954,107
Citizens Financial Group Inc.	810,873	38,419,163
Fifth Third Bancorp.	1,348,468	58,698,812
JPMorgan Chase & Co.	4,485,705	762,076,422
PNC Financial Services Group Inc. (The)	895,414	188,959,216
SVB Financial Group(a)	163,410	117,230,334
Wells Fargo & Co.	10,397,417	531,931,854
		2,440,269,908
Biotechnology — 3.1%
Horizon Therapeutics PLC(a)	334,514	40,111,574
Moderna Inc.(a)	1,276,624	440,703,371
Novavax Inc.(a)(b)	283,379	42,175,296
		522,990,241
Building Products — 1.7%
Carrier Global Corp.	1,715,742	89,613,205
Johnson Controls International PLC	1,735,152	127,308,102
Trane Technologies PLC	397,780	71,970,335
		288,891,642
Capital Markets — 10.0%
Ameriprise Financial Inc.	251,882	76,101,109
BlackRock Inc.(c)	221,140	208,636,744
Blackstone Inc., NVS	1,429,574	197,881,633
Carlyle Group Inc. (The)	341,642	19,183,198
Charles Schwab Corp. (The)	3,162,035	259,381,731
Goldman Sachs Group Inc. (The)	920,405	380,449,407
Invesco Ltd.	1,392,427	35,381,570
KKR & Co. Inc.	1,309,107	104,296,555
Morgan Stanley	3,598,829	369,887,644
Raymond James Financial Inc.	474,415	46,772,575
		1,697,972,166
Chemicals — 0.8%
Albemarle Corp.	313,424	78,503,309
CF Industries Holdings Inc.	389,117	22,101,846
Mosaic Co. (The)	1,013,439	42,128,659
		142,733,814
Consumer Finance — 1.3%
Ally Financial Inc.	1,026,128	48,987,351
Capital One Financial Corp.	1,120,624	169,247,842
		218,235,193
Containers & Packaging — 0.2%
Avery Dennison Corp.	182,684	39,773,961
Distributors — 0.2%
Pool Corp.	60,181	31,002,844
Security	Shares	Value

Diversified Financial Services — 4.3%
Berkshire Hathaway Inc., Class B(a)	2,438,177	$699,781,181
Equitable Holdings Inc.	751,059	25,160,476
		724,941,657
Electrical Equipment — 1.1%
Generac Holdings Inc.(a)	207,589	103,495,572
Plug Power Inc.(a)(b)	1,990,296	76,168,628
		179,664,200
Electronic Equipment, Instruments & Components — 0.8%
Arrow Electronics Inc.(a)	133,956	15,505,407
Trimble Inc.(a)	658,326	57,517,943
Zebra Technologies Corp., Class A(a)	127,350	67,998,532
		141,021,882
Entertainment — 4.1%
Roku Inc.(a)(b)	153,552	46,818,005
Walt Disney Co. (The)(a)	3,904,521	660,137,365
		706,955,370
Food Products — 0.6%
Archer-Daniels-Midland Co.	1,078,347	69,273,012
Bunge Ltd.	356,952	33,068,033
		102,341,045
Health Care Equipment & Supplies — 1.0%
Align Technology Inc.(a)	105,921	66,133,895
IDEXX Laboratories Inc.(a)	126,944	84,562,476
Novocure Ltd.(a)(b)	174,387	17,886,875
		168,583,246
Hotels, Restaurants & Leisure — 0.9%
Caesars Entertainment Inc.(a)(b)	590,726	64,660,868
Expedia Group Inc.(a)	324,337	53,324,246
MGM Resorts International(b)	770,851	36,353,333
		154,338,447
Household Durables — 0.1%
Mohawk Industries Inc.(a)(b)	117,066	20,745,266
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The)	1,244,410	31,272,023
Industrial Conglomerates — 1.2%
General Electric Co.	1,951,047	204,606,299
Insurance — 1.6%
Arthur J Gallagher & Co.	448,522	75,203,684
Cincinnati Financial Corp.	282,821	34,345,782
Hartford Financial Services Group Inc. (The)	652,724	47,603,161
Loews Corp.	452,946	25,396,682
MetLife Inc.	1,339,183	84,100,693
		266,650,002
Interactive Media & Services — 6.7%
Alphabet Inc., Class A(a)	156,265	462,688,164
Alphabet Inc., Class C, NVS(a)	164,163	486,810,602
IAC/InterActiveCorp.(a)(b)	317,553	48,385,550
Pinterest Inc., Class A(a)	1,203,320	53,716,205
Snap Inc., Class A, NVS(a)(b)	1,847,827	97,158,744
		1,148,759,265
Internet & Direct Marketing Retail — 0.8%
Etsy Inc.(a)	205,434	51,500,250
MercadoLibre Inc.(a)(b)	62,866	93,105,803
		144,606,053

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA Momentum Factor ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services — 6.1%
Cloudflare Inc., Class A(a)	903,723	$175,972,942
EPAM Systems Inc.(a)	125,674	84,608,764
PayPal Holdings Inc.(a)	2,132,792	496,066,091
Square Inc., Class A(a)(b)	855,744	217,786,848
Twilio Inc., Class A(a)	227,180	66,191,165
		1,040,625,810
Life Sciences Tools & Services — 1.9%
10X Genomics Inc., Class A(a)(b)	177,983	28,703,318
Agilent Technologies Inc.	564,694	88,933,658
Avantor Inc.(a)	805,417	32,522,739
Bio-Techne Corp.	99,373	52,036,671
Charles River Laboratories International Inc.(a)	108,754	48,795,745
Mettler-Toledo International Inc.(a)	39,390	58,331,863
PPD Inc.(a)	201,923	9,524,708
		318,848,702
Machinery — 3.3%
Caterpillar Inc.	1,110,460	226,544,945
Deere & Co.	927,498	317,491,840
Snap-on Inc.	99,491	20,219,556
		564,256,341
Media — 0.6%
Interpublic Group of Companies Inc. (The)	827,274	30,253,410
News Corp., Class A, NVS	1,552,171	35,544,716
Omnicom Group Inc.	463,353	31,545,072
		97,343,198
Metals & Mining — 2.1%
Freeport-McMoRan Inc.	5,879,798	221,785,981
Nucor Corp.	839,485	93,728,500
Steel Dynamics Inc.	546,525	36,114,372
		351,628,853
Multiline Retail — 1.3%
Target Corp.	838,522	217,697,082
Oil, Gas & Consumable Fuels — 2.1%
Cheniere Energy Inc.(a)	486,604	50,314,854
Devon Energy Corp.	1,464,678	58,704,294
EOG Resources Inc.	1,176,484	108,777,711
Occidental Petroleum Corp.	1,991,518	66,775,598
Pioneer Natural Resources Co.	406,678	76,040,652
		360,613,109
Personal Products — 0.8%
Estee Lauder Companies Inc. (The), Class A	417,003	135,246,583
Professional Services — 1.0%
Equifax Inc.	225,264	62,494,992
IHS Markit Ltd.	584,402	76,393,029
Robert Half International Inc.	264,824	29,943,650
		168,831,671
Real Estate Management & Development — 0.4%
CBRE Group Inc., Class A(a)	687,571	71,562,390
Road & Rail — 1.9%
AMERCO	30,525	22,496,620
Kansas City Southern.	271,813	84,329,983
Lyft Inc., Class A(a)(b)	1,016,266	46,616,121
Old Dominion Freight Line Inc.	165,562	56,514,589
Uber Technologies Inc.(a)	2,519,342	110,397,567
		320,354,880
Security	Shares	Value

Semiconductors & Semiconductor Equipment — 5.2%
Applied Materials Inc.	3,414,455	$466,585,276
KLA Corp.	275,448	102,675,996
Lam Research Corp.	336,325	189,542,680
NXP Semiconductors NV	429,522	86,273,789
Qorvo Inc.(a)	197,487	33,223,238
		878,300,979
Software — 3.3%
Crowdstrike Holdings Inc., Class A(a)(b)	629,966	177,524,419
Dynatrace Inc.(a)	264,837	19,862,775
Fortinet Inc.(a)	319,379	107,419,933
HubSpot Inc.(a)(b)	121,930	98,791,344
Palantir Technologies Inc., Class A(a)	2,116,872	54,784,647
Palo Alto Networks Inc.(a)(b)	193,101	98,305,788
		556,688,906
Specialty Retail — 1.0%
Bath & Body Works Inc.	899,093	62,118,336
Burlington Stores Inc.(a)	118,584	32,763,573
Carvana Co.(a)	107,714	32,656,731
Tractor Supply Co.	222,037	48,219,775
		175,758,415
Technology Hardware, Storage & Peripherals — 1.9%
Dell Technologies Inc., Class C(a)	669,894	73,681,641
Hewlett Packard Enterprise Co.	2,982,159	43,688,629
HP Inc.	3,730,223	113,137,664
NetApp Inc.	439,378	39,236,455
Seagate Technology Holdings PLC	641,596	57,146,956
		326,891,345
Trading Companies & Distributors — 0.4%
United Rentals Inc.(a)	161,134	61,087,511
Total Common Stocks — 99.8%
(Cost: $13,947,024,203)		16,974,884,909

Short-Term Investments

Money Market Funds — 2.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(c)(d)(e)	324,421,053	324,583,264
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	24,560,000	24,560,000
		349,143,264
Total Short-Term Investments — 2.0%
(Cost: $349,096,530)		349,143,264

Total Investments in Securities — 101.8%
(Cost: $14,296,120,733)		17,324,028,173

Other Assets, Less Liabilities — (1.8)%		(310,883,451)

Net Assets — 100.0%		$17,013,144,722

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA Momentum Factor ETF
October 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/21	Shares Held at 10/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$116,460,162	$208,123,102	(a)	$—	$—	$—	$324,583,264	324,421,053	$75,949	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	23,140,000	1,420,000	(a)	—	—	—	24,560,000	24,560,000	325		—
BlackRock Inc.	177,471,544	18,608,811		(4,462,332)	2,280,041	14,738,680	208,636,744	221,140	842,124		—
					$2,280,041	$14,738,680	$557,780,008		$918,398		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	152	12/17/21	$34,937	$1,085,592

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA Momentum Factor ETF
October 31, 2021

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks.	$16,974,884,909	$—	$—	$16,974,884,909
Money Market Funds	349,143,264	—	—	349,143,264
	$17,324,028,173	$—	$—	$17,324,028,173
Derivative financial instruments(a)
Assets
Futures Contracts	$1,085,592	$—	$—	$1,085,592

(a) Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

4